Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Aerospace/Defense: 1.2%
3,100	L3Harris Technologies, Inc.	$770,257

Bank (Money Center): 4.1%
19,950	JPMorgan Chase & Co.	2,719,584

Bank (Processing): 3.2%
24,100	State Street Corp.	2,099,592

Bank (Regional): 3.2%
37,500	Truist Financial Corp.	2,126,250

Bank (Super Regional): 6.2%
41,000	US Bancorp	2,179,150
38,600	Wells Fargo & Co.	1,870,556
		4,049,706
Beverages: 2.0%
21,500	The Coca-Cola Co.	1,333,000

Biotechnology: 2.6%
28,400	Gilead Sciences, Inc.	1,688,380

Business Support Services: 2.1%
11,900	PayPal Holdings, Inc.*	1,376,235

Cable TV: 3.5%
49,500	Comcast Corp. - Class A	2,317,590

Computer and Peripherals: 4.3%
16,300	Apple, Inc.	2,846,143

Computer Software and Services: 6.7%
14,350	Microsoft Corp.	4,424,248

Consumer Discretionary (Multi-Media): 3.8%
66,800	Paramount Global - Class B	2,525,708

Data Processing: 3.6%
23,200	Fiserv, Inc.*	2,352,480

Drug: 3.3%
13,600	AbbVie, Inc.	2,204,696

Drug Store: 3.7%
23,800	CVS Health Corp.	2,408,798

Electrical Component: 3.3%
16,500	TE Connectivity Ltd.	2,161,170

Food Processing (Retail): 1.6%
16,000	Kellogg Co.	1,031,840

Internet: 9.4%
1,440	Alphabet, Inc. - Class C*	4,021,906
9,600	Meta Platforms, Inc. - Class A*	2,134,656
		6,156,562
Internet (Retail): 2.7%
30,878	eBay, Inc.	1,768,074

Medical Supplies: 6.9%
9,000	Becton Dickinson and Co.	2,394,000
16,600	Zimmer Biomet Holdings, Inc.	2,123,140
		4,517,140
Oilfield Services/Equipment: 1.6%
25,500	Schlumberger Ltd.	1,053,405

Precision Instruments: 2.9%
3,200	Thermo Fisher Scientific, Inc.	1,890,080

Securities Brokerage: 7.0%
25,200	Morgan Stanley	2,202,480
7,350	The Goldman Sachs Group, Inc.	2,426,235
		4,628,715
Semiconductor: 3.8%
16,250	QUALCOMM, Inc.	2,483,325

Telecommunications (Equipment): 3.4%
40,500	Cisco Systems, Inc.	2,258,280

Transportation - Services: 3.7%
10,475	FedEx Corp.	2,423,810

TOTAL COMMON STOCKS (Cost $35,046,386)		$65,615,068

SHORT-TERM INVESTMENTS - 0.5%
338,559	First American Government Obligations Fund, Class X - 0.19%**	338,559

TOTAL SHORT-TERM INVESTMENTS (Cost $338,559)		$338,559

TOTAL INVESTMENTS (Cost $35,384,945): 100.3%		65,953,627
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.3)%		(168,804)
TOTAL NET ASSETS: 100.0%		$65,784,823

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$65,615,068	$-	$-	$65,615,068
Total Equity	$65,615,068	$-	$-	$65,615,068
Short-Term Investments	$338,559	$-	$-	$338,559
Total Investments in Securities	$65,953,627	$-	$-	$65,953,627

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.